Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income (loss)	$ 189,360	$ (3,368)	$ 90,982
(Loss) income from discontinued operations (note 23)	20,276	(274,095)	(115,286)
Income (loss) from continuing operations	209,636	(277,463)	(24,304)
Non-cash and non-operating items:
Depreciation and amortization	99,033	106,084	131,379
(Gain) loss on sale and write-down of assets (note 18)	(21,863)	92,368	149,238
Asset retirement obligation extinguishment gain (note 6)	0	(32,950)	0
Gain on commencement of sales-type lease (note 2)	0	0	(44,943)
Loss (gain) on bond repurchase (note 8)	12,694	0	(1,470)
Other	5,089	33,470	26,516
Change in operating assets and liabilities (note 17)	(132,301)	(63,414)	118,500
Net operating cash flow - continuing operations	172,288	(141,905)	354,916
Net operating cash flow - discontinued operations (note 23)	26,866	220,021	629,101
Net operating cash flow	199,154	78,116	984,017
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	0	221,167	574,872
Prepayments of long-term debt	(614,677)	(135,000)	(900,767)
Scheduled repayments of long-term debt and settlement of related swaps (note 8)	(56,914)	(11,229)	(49,886)
Proceeds from short-term debt	134,000	50,000	235,000
Prepayments of short-term debt	(159,000)	(35,000)	(275,000)
Proceeds from financings related to sale-leaseback of vessels, net of issuance costs	288,108	140,226	0
Prepayments of obligations related to finance leases	0	(184,115)	(29,596)
Scheduled repayments of obligations related to finance leases	(50,636)	(23,873)	(25,149)
Sale of Common Stock of Subsidiaries	22,809	0	0
Purchase of Teekay Tankers common shares (note 4)	(5,269)	(4,749)	0
Repurchase of Teekay Corporation common shares (note 12)	(15,369)	0	0
Other financing activities	0	(1,046)	(798)
Net financing cash flow - continuing operations	(456,948)	16,381	(471,324)
Net financing cash flow - discontinued operations (note 23)	0	(242,037)	(626,189)
Net financing cash flow	(456,948)	(225,656)	(1,097,513)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(15,430)	(21,447)	(16,025)
Purchase of short term investments (note 1)	(210,000)	0	0
Proceeds from sale of vessels and equipment (note 18)	82,621	58,090	60,915
Proceeds from the sale of the Teekay Gas Business, net of cash sold ($178.0 million) (note 23)	454,789		24,977
Increase (Decrease) in Notes Receivable, Related Parties	(3,000)	1,500	4,650
Other investing activities	0	0	(9,983)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	308,980	38,143	64,534
Cash Provided by (Used in) Investing Activities, Discontinued Operations	0	(30,973)	(1,473)
Net investing cash flow	308,980	7,170	63,061
Increase (decrease) in cash, cash equivalents, restricted cash and cash held for sale	51,186	(140,370)	(50,435)
Cash, cash equivalents, restricted cash and cash held for sale, beginning of the year	265,520	405,890	456,325
Cash, cash equivalents, restricted cash and cash held for sale, end of the year	$ 316,706	$ 265,520	$ 405,890